Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
13.  Commitments and Contingencies

The Company leases its office and warehouse facility under a lease agreement that expires on April 30, 2016.  Rent payments are subject to escalations through the end of the lease term.  Rent expense was $50 and $98 for the three and six months ended June 30, 2012. Rent expense was $68 and $125 for the three and six months ended June 30, 2011.